PIMCO Funds

Supplement Dated April 25, 2008 to the
Strategic Markets Institutional and Administrative Class Prospectus,
dated October 1, 2007

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 15, 2008

Disclosure Related to the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund

        Effective May 1, 2008, Chris Dialynas is the portfolio manager of the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund (the "Funds").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Funds is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
European StocksPLUS® TR Strategy Fund	Chris Dialynas	5/08	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO's investment strategy group.
Far East (ex-Japan) StocksPLUS® TR Strategy Fund		5/08
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		5/08
Japanese StocksPLUS® TR Strategy Fund		5/08

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 25, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C Prospectus,
dated October 1, 2007

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 15, 2008

Disclosure Related to the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective May 1, 2008, Chris Dialynas is the portfolio manager of the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Chris Dialynas	5/08	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO's investment strategy group.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 25, 2008 to the
Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus,
dated October 1, 2007

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 15, 2008

Disclosure Related to the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective May 1, 2008, Chris Dialynas is the portfolio manager of the International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (the "Fund").

        Therefore, effective May 1, 2008, the section of the table in the "Management of the Funds - Individual Portfolio Managers" section of the Prospectus providing information with respect to the management of the Fund is deleted, and is replaced by the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Chris Dialynas	5/08	Managing Director, PIMCO. He joined PIMCO in 1980 and is a senior member of PIMCO's investment strategy group.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 25, 2008 to the
Statement of Additional Information,
dated February 27, 2008

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY
THE SUPPLEMENT DATED APRIL 15, 2008

Disclosure Related to the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund

        Effective May 1, 2008, Chris Dialynas is the portfolio manager of the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund (the "Funds").

        Therefore, effective May 1, 2008, the section of the table on page 65, including footnote 6 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to management of other accounts by the portfolio manager of the Funds is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Dialynas[6]
Registered Investment Companies	13	$3,251	0	0
Other Pooled Investment Vehicles	15	$7,421	0	0
Other Accounts	110	$50,015	11	$3,396

6

Mr. Dialynas manages the following Funds (each Fund's approximate total assets under management, as of December 31, 2007, is in parenthesis next to its name): European StocksPLUS® TR Strategy ($10 million), Far East (ex-Japan) StocksPLUS® TR Strategy Fund ($23 million), International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) ($544 million) and Japanese StocksPLUS® TR Strategy Fund ($25 million). Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Dialynas is as of March 31, 2008.

In addition, in the paragraph immediately preceding the above table, the following sentence is added to the end of the paragraph to clarify that the information relating to Mr. Dialynas is as of March 31, 2008:

Information pertaining to accounts managed by Mr. Dialynas is as of March 31, 2008.

Further, effective May 1, 2008, the section of the table on page 69 in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to ownership of portfolio securities by the portfolio manager of the Funds is deleted, and is replaced by the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Dialynas[8]	European StocksPLUS® TR Strategy Fund	None
	Far East (ex-Japan) StocksPLUS® TR Strategy Fund	None
	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	None
	Japanese StocksPLUS® TR Strategy Fund	None

8 As of May 1, 2008, Mr. Dialynas manages the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund. To the best of the Trust's knowledge, as of April 14, 2008, Mr. Dialynas did not own any shares in the European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Fund.

Investors Should Retain This Supplement For Future Reference